EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFIT PLANS
Schedule of the postretirement medical benefit and postemployment medical benefit obligations

The postretirement medical benefit and postemployment medical benefit obligations are determined annually by an independent actuary and are included in accumulated postretirement benefit and postemployment obligations on the consolidated statements of financial position as follows (thousands):

	2015	2014
Postretirement medical benefit obligation at beginning of year	$7,713	$2,957
Service cost	593	582
Interest cost	270	256
Plan amendments - prior service cost	(896)	—
Benefit payments (net of contributions by participants)	(325)	(276)
Actuarial (gain) loss	(632)	4,194
Postretirement medical benefit obligation at end of year	$6,723	$7,713
Postemployment medical benefit obligation at end of year	178	418
Total postretirement and postemployment medical obligations at end of year	$6,901	$8,131

Schedule of the net unrecognized actuarial gains and losses related to the postretirement medical benefit obligation that are included in accumulated other comprehensive income

The net unrecognized actuarial gains and losses related to the postretirement medical benefit obligation are included in accumulated other comprehensive income as follows (thousands):

	2015	2014
Actuarial gain included in accumulated other comprehensive income at beginning of year	$(1,082)	$3,081
Reclassification adjustment included in income	14	31
Plan amendments - prior service cost	896	—
Actuarial gain (loss) per actuarial study	632	(4,194)
Actuarial gain (loss) included in accumulated other comprehensive income at end of year	$460	$(1,082)

Schedule of the assumptions used in the 2015 actuarial study performed for our postretirement medical benefit obligation

The assumptions used in the 2015 actuarial study performed for our postretirement medical benefit obligation were as follows:

Weighted-average discount rate	3.90%
Initial health care cost trend (2015)	8.00%
Ultimate health care cost trend	4.50%
Year that the rate reached the ultimate health care cost trend rate	2025
Expected return on plan assets (unfunded)	N/A
Average remaining service lives of active plan participants (years)	12.09

Schedule of changes in the assumed health care cost trend rates and their impact on the accumulated postretirement medical benefit obligation and the net periodic postretirement medical benefit expense

Changes in the assumed health care cost trend rates would impact the accumulated postretirement medical benefit obligation and the net periodic postretirement medical benefit expense as follows (thousands):

	1% Increase	1% Decrease
Accumulated postretirement medical benefit obligation	$709	$(620)
Net periodic postretirement medical benefit expense	$131	$(109)

Schedule of the expected future benefits to be paid related to the postretirement medical benefit obligation

The following are the expected future benefits to be paid related to the postretirement medical benefit obligation (thousands):

2016	$362
2017	433
2018	473
2019	535
2020	561
2021 and thereafter	2,600
$4,964